INVESTMENTS IN DEBT AND EQUITY SECURITIES - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt and Equity Securities, FV-NI [Line Items]
Unrealized gain/(loss)	$ (854)	$ (1,912)
Common stock - NorAm Drilling
Debt and Equity Securities, FV-NI [Line Items]
Investment owned (in shares)	1.3	1.3
Unrealized gain/(loss)	$ (900)	$ (1,900)	$ 5,800
Foreign exchange gain (loss)	$ (500)	$ (300)	200
Common Stock - Frontline Ltd
Debt and Equity Securities, FV-NI [Line Items]
Unrealized gain/(loss)			$ 2,600
Forward contract to repurchase shares (shares)			1.4
Gain/(Loss) on investments in debt and equity securities			$ 4,600
Corporate Bond Securities, NorAm Drilling
Debt and Equity Securities, FV-NI [Line Items]
Proceeds from redemption of debt and equity securities			(4,700)
Corporate Bond Securities, NT Rig Holdco 12%
Debt and Equity Securities, FV-NI [Line Items]
Proceeds from redemption of debt and equity securities			$ (9,600)
Redemption price, percentage			12.00%
Corporate Bond Securities, NT Rig Holdco 7.5%
Debt and Equity Securities, FV-NI [Line Items]
Realized gain (loss)			$ 4,700
Redemption price, percentage			7.50%